Income Taxes - Schedule of Aggregate Amount and Per Share Effect of the Tax Holiday and Preferential Tax Rate (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
The aggregate amount of tax holiday and preferential tax rate (in Yuan Renminbi)	¥ (217,736)	¥ (354,366)	¥ (108,806)
The aggregate effect on basic and diluted net income per share:
- Basic	¥ (1.2544)	¥ (2.0453)	¥ (0.6156)
- Diluted	¥ (1.2464)	¥ (2.0283)	¥ (0.6089)